Reserve for Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2022
Reserve For Share Based Payments Table [Abstract]
Schedule of stock option activity
	2022		2021		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$	#	$
Outstanding, beginning of year	820,000	2.50	820,000	0.50	1,040,000	2.50
Granted	1,269,386	USD 7.50	-	-	-	-
Cancelled	(300,000)	2.50	(160,000) (1)	2.50	(220,000)	2.50
Cancelled	(168,897)	USD 7.50	-	-	-	-
Reinstated	-	-	160,000 (1)	2.50	-	-
Outstanding, end of year	1,620,489	7.23	820,000	2.50	820,000	2.50
Exercisable, end of year	1,070,246	6.08	820,000	2.50	820,000	2.50

Schedule of information of stock options outstanding
Date of expiry	Number of options outstanding	Number of options exercisable	Exercise price	Weighted average remaining contractual life
	#	#	$	Years
May 24, 2023	520,000	520,000	2.50	0.90
November 18, 2026	1,100,489	550,245	USD 7.50	4.39
	1,620,489	1,070,245	7.23	3.27